Other Income/ Expense, Net	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Other Income/ Expense, Net
Other Income/ Expense, Net

The following table summarizes components of other income, net:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Non-service cost components of net periodic pension (income) expense	$(509)	$(7)	$26
Foreign currency gain	(71)	(8)	(1)
Other gain	(13)	(2)	(8)
Totals	$(593)	$(17)	$17

Non-service cost components of net periodic pension (income) expense were reclassified from costs of services and selling, general and administrative to other (income) expense, net in the statements of operations upon adoption of ASU 2017-07 “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost". See Note 1 - Summary of Significant Accounting Policies and Note 21 - "Reconciliation of Previously Reported Amounts to Recast Financial Statements" for more information.

Foreign currency gain resulted from the movement of foreign currency exchange rates on the Company’s foreign currency denominated assets and liabilities, related hedges including options to manage its exposure to economic risk and the cost of the Company’s hedging program. Other gain during fiscal 2018 consists of investment income and during fiscal 2016 primarily included a $6 million gain on sale of certain assets.